--------------------------------------------------------------------------------
American AAdvantage Select Funds


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to present you with the 2001 Annual Report for the American AAdvantage Select Funds for the twelve months ended December 31, 2001.

From an investor's perspective, the year ending 2001 was a very difficult year. Almost every stock index was down, as evidenced by declines of 5.5% in the Dow Jones Industrial Average, 11.9% in the S&P 500, and 20.1% the NASDAQ Composite. These declines reflected a year marked by terrorism, military action, and the onset of a recession. Stock markets around the globe fell to their lowest levels in more than three years. Mitigating this to some degree was the Federal Reserve's aggressive posture in lowering interest rates eleven times throughout the year, lowering rates to a 40-year low of 1.75%.

As we look toward the future, we believe there may still be some tough sledding ahead of us. However, low interest rates, economic stimuli, and the underlying strengths of the U.S. economy and its companies should lead to better times later in the year.

The Money Market Funds are well positioned by maintaining a weighted average maturity long of their respective benchmarks until the economy shows signs of further improvement and the Federal Reserve Bank signals that its easing cycle may be over.

We value the trust you have placed in the American AAdvantage Select Funds. We are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their long-term investment objectives in a sound and prudent manner.

If you have questions, please call us at 1-800-231-4252, or visit our web site at www.aafunds.com.


                                               Sincerely,




                                               William F. Quinn
                                               President
                                               American AAdvantage Select Funds

--------------------------------------------------------------------------------
American AAdvantage Select Funds


MARKET AND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

The year ended December 31, 2001 will forever be remembered by the tragic events of September 11th. The terrorist attacks pushed an already struggling U.S. economy further into recession. In response to both the sluggish economy and the attacks, the Federal Reserve maintained an aggressive easing policy throughout the year, lowering the overnight target rate an unprecedented 11 times. Short-term interest rates dropped from 6.5% to 1.75%, ending the year with the lowest target rate in 40 years. While some market participants feel the Fed is near the end of its easing cycle, central bankers believe that interest rates will remain low until obvious signs of an economic recovery begin to surface.

The economic slowdown was primarily attributable to reductions in capital spending. This decline eventually led to a rise in unemployment to 5.8%, the highest unemployment rate in over six years. In addition to a weakening labor market, consumers faced a negative wealth effect as equity markets declined. Since consumer activity comprises roughly two-thirds of GDP, the fall in confidence and spending resulted in a 1.3% contraction in GDP during the third quarter, the largest quarterly drop since 1991. The current monetary policy is an attempt to spur both capital and consumer spending, and the anticipated economic rebound will be closely monitored to determine whether the recovery is a dramatic V-shaped one or a more gradual U-shaped occurrence. Inflation is not a concern for the Fed at this time, as it is apparent that little pricing power exists given weaker demand.

Given the weakness in the domestic economy, credit became an increasingly important factor in investment decisions throughout 2001. As interest rates declined, it was necessary to lock in higher yields in fixed-rate securities while being especially mindful of credit quality. Prudent management meant tighter credit standards when choosing investments further out on the yield curve, avoiding deteriorating situations and focusing on stable to improving ones. The events of September 11th forced an even greater awareness on credit, as it became even more important to evaluate the impact of the attacks on various sectors as well as individual issuers. In a year that began with the California energy crisis and ended with the Enron bankruptcy, managers saw first-hand how quickly a credit situation can dramatically turn downward.

For the year ended December 31, 2001, the total return of the American AAdvantage Money Market Select Fund was 4.28%. The Fund outperformed the Lipper Institutional Money Market Average return of 3.96% by 32 basis points. For the one month ended December 31, 2001, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 0.20%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.15% by 5 basis points.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2001


                          Money Market     U.S. Government
                          ------------     ---------------
7-day Current Yield*           2.17%             2.14%
7-day Effective Yield*         2.19%             2.16%
30-day Yield*                  2.22%             2.29%
Weighted Average
Maturity                      67 Days           45 Days
Fitch Rating                    AAA               AAA

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

MONEY MARKET PORTFOLIO
TOP TEN HOLDINGS AS OF DECEMBER 31, 2001


General Electric Capital Corporation            7.8%
American Honda Finance Corporation              6.7%
Banco Popularde Puerto Rico                     6.0%
First Union National Bank                       5.3%
Danske Corporation                              5.1%
General Electric Capital Assurance Co           4.8%
Scaldis Capital, LLC                            4.2%
Metropolitan Life Insurance Company             3.6%
Security Life of Denver                         3.6%
Bank One, NA                                    3.3%

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees American AAdvantage Select Funds

We have audited the accompanying statements of assets and liabilities of the American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Select Funds) as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Select Funds at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2002

--------------------------------------------------------------------------------
American AAdvantage Select Funds


STATEMENTS OF ASSETS AND LIABILITIES December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share and per share amounts


                                                                  MONEY MARKET      U.S. GOVERNMENT
                                                                 --------------     ---------------
ASSETS:
    Investment in Portfolio, at value ......................     $    5,604,657     $        2,905
                                                                 --------------     --------------
TOTAL ASSETS ...............................................          5,604,657              2,905
                                                                 --------------     --------------
LIABILITIES:
    Dividends payable ......................................             14,107                 83
    Due to Manager .........................................                592                 --
    Registration fees payable ..............................                803                 --
    Other liabilities ......................................                125                 --
                                                                 --------------     --------------
TOTAL LIABILITIES ..........................................             15,627                 83
                                                                 --------------     --------------
NET ASSETS .................................................     $    5,589,030     $        2,822
                                                                 ==============     ==============

ANALYSIS OF NET ASSETS:
    Paid-in-capital ........................................     $    5,589,030     $        2,822
                                                                 --------------     --------------
NET ASSETS .................................................     $    5,589,030     $        2,822
                                                                 ==============     ==============


Shares outstanding (no par value) ..........................      5,589,029,631          2,821,681
                                                                 ==============     ==============


Net asset value, offering and redemption price per share ...     $         1.00     $         1.00
                                                                 ==============     ==============




                             See accompanying notes
                                       4

--------------------------------------------------------------------------------
American AAdvantage Select Funds


STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
in thousands


                                                              MONEY MARKET        U.S. GOVERNMENT
                                                            -----------------   --------------------

                                                               YEAR ENDED          DECEMBER 1 TO
                                                            DECEMBER 31, 2001   DECEMBER 31, 2001(A)
                                                            -----------------   --------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
       Interest income ..................................     $      286,281      $           85
       Portfolio expenses ...............................             (7,742)                 (4)
                                                              --------------      --------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO .......................            278,539                  81
                                                              --------------      --------------
FUND EXPENSES:
       Transfer agent fees ..............................                 96                  --
       Professional fees ................................                 24                  --
       Registration fees and expenses ...................                971                  --
       Other expenses ...................................                130                  --
                                                              --------------      --------------
             TOTAL FUND EXPENSES ........................              1,221                  --
                                                              --------------      --------------
              Less reimbursement of expenses (Note 2) ...                253                  --
                                                              --------------      --------------
                NET FUND EXPENSES .......................                968                  --
                                                              --------------      --------------
NET INVESTMENT INCOME ...................................            277,571                  81
                                                              --------------      --------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
       Net realized gain on investments .................              1,183                   1
                                                              --------------      --------------
             NET GAIN ON INVESTMENTS ....................              1,183                   1
                                                              --------------      --------------
NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS .......................................     $      278,754      $           82
                                                              ==============      ==============


----------

(A) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.


                             See accompanying notes
                                       5

--------------------------------------------------------------------------------
American AAdvantage Select Funds


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands


                                                                      MONEY MARKET                   U.S. GOVERNMENT
                                                            ----------------------------------     --------------------

                                                                   YEAR ENDED DECEMBER 31,
                                                            ----------------------------------        DECEMBER 1 TO
                                                                 2001               2000           DECEMBER 31, 2001(A)
                                                            --------------      --------------     --------------------
INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income ............................     $      277,571      $       80,238      $           81
     Net realized gain on investments .................              1,183                  42                   1
                                                            --------------      --------------      --------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS .....................            278,754              80,280                  82
                                                            --------------      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ............................           (277,571)            (80,238)                (81)
     Net realized gain on investment ..................             (1,183)                (42)                 (1)
                                                            --------------      --------------      --------------
               DISTRIBUTIONS TO SHAREHOLDERS ..........           (278,754)            (80,280)                (82)
                                                            --------------      --------------      --------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares ....................         64,129,067          18,822,765             169,177
     Reinvestment of dividends and distributions ......             68,187              26,460                  --
     Cost of shares redeemed ..........................        (60,836,209)        (16,621,240)           (166,355)
                                                            --------------      --------------      --------------
              NET INCREASE IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS ......          3,361,045           2,227,985               2,822
                                                            --------------      --------------      --------------
 NET INCREASE IN NET ASSETS ...........................          3,361,045           2,227,985               2,822
NET ASSETS:
     Beginning of period ..............................          2,227,985                  --                  --
                                                            --------------      --------------      --------------
     END OF PERIOD ....................................     $    5,589,030      $    2,227,985      $        2,822
                                                            ==============      ==============      ==============

----------

(A) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.



                             See accompanying notes
                                       6

--------------------------------------------------------------------------------
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS December 31, 2001
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (67.81% and 0.98% at December 31, 2001, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

B. Valuation of Investments

Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

Each Fund records its share of net investment income (loss) and realized gain
(loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

D. Dividends

The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

G. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

H. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

--------------------------------------------------------------------------------
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS December 31, 2001 (continued)
--------------------------------------------------------------------------------

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Reimbursement of Expenses

The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. The Manager has contractually agreed to reimburse the American AAdvantage Money Market Select Fund for other expenses through December 31, 2002 to the extent that total annual fund operating expenses exceed 0.12%. For the year ended December 31, 2001, the Manager reimbursed expenses totaling $252,891 to the Money Market Fund.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2001, the cost of air transportation was not material to any of the Funds.

NOTE 3-CAPITAL SHARE TRANSACTIONS

The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Year Ended December 31, 2001


                                                                U.S.
                                         Money Market        Government
                                         Select Fund        Select Fund
                                        -------------      -------------
Shares sold .......................        64,129,067            169,177
Reinvestment of dividends .........            68,187                 --
Shares redeemed ...................       (60,836,209)          (166,355)
                                        -------------      -------------
Net increase in capital
shares outstanding ................         3,361,045              2,822
                                        =============      =============

Year Ended December 31, 2000



                                              Money Market
                                              Select Fund
                                             -------------
Shares sold ............................        18,822,765
Reinvestment of dividends ..............            26,460
Shares redeemed ........................       (16,621,240)
                                             -------------
Net increase in capital shares
outstanding ............................         2,227,985
                                             =============

--------------------------------------------------------------------------------
American AAdvantage Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                                   YEAR ENDED DECEMBER 31,
                                                                              ---------------------------------
                                                                                  2001(B)             2000
                                                                              -------------       -------------

 NET ASSET VALUE, BEGINNING OF PERIOD ...................................     $        1.00       $        1.00
                                                                              -------------       -------------
       Net investment income(A) .........................................              0.04                0.06
       Less dividends from net investment income ........................             (0.04)              (0.06)
                                                                              -------------       -------------
NET ASSET VALUE, END OF PERIOD ..........................................     $        1.00       $        1.00
                                                                              =============       =============
TOTAL RETURN ............................................................              4.28%               6.58%
                                                                              =============       =============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) .........................     $   5,589,030       $   2,227,985
       Ratios to average net assets (annualized)(A):
          Expenses ......................................................              0.12%               0.12%
          Net investment income .........................................              3.84%               6.47%
       Decrease reflected in above expense ratio due to absorption
          of expenses by the manager ....................................                --                0.03%

----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

--------------------------------------------------------------------------------
American AAdvantage U.S. Government Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------




                                                            DECEMBER 1 TO
                                                          DECEMBER 31, 2001(B)
                                                          -------------------

NET ASSET VALUE, BEGINNING OF PERIOD ..................     $         1.00
                                                            --------------
       Net investment income(A) .......................                 --
       Less dividends from net investment income ......                 --
                                                            --------------
NET ASSET VALUE, END OF PERIOD ........................     $         1.00
                                                            ==============
TOTAL RETURN ..........................................               0.20%(C)
                                                            ==============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) .......     $        2,822
       Ratios to average net assets (annualized)(A):
          Expenses ....................................               0.10%
          Net investment income .......................               2.06%

----------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)    Not annualized.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees
AMR Investment Services Money Market Portfolio
AMR Investment Services U.S. Government Money Market Portfolio

We have audited the accompanying statements of assets and liabilities of the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (collectively, "the Portfolios") (separate portfolios comprising the AMR Investment Services Trust), including the schedules of investments, as of December 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of the AMR Investment Services Trust at December 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ ERNST & YOUNG LLP


Dallas, Texas
February 14, 2002

--------------------------------------------------------------------------------
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                     PAR
                                                                                    AMOUNT           VALUE
                                                                                 ------------     ------------
FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 5.75%
DOMESTIC BANKS
Bank One, NA, 2.49%, Due 3/28/2002                                               $    275,000     $    275,032
                                                                                                  ------------
       TOTAL DOMESTIC BANKS                                                                            275,032
                                                                                                  ------------
FOREIGN BANKS
Svenska Handelsbanken, 4.50%, Due 3/22/2002                                           200,000          200,000
                                                                                                  ------------
       TOTAL FOREIGN BANKS                                                                             200,000
                                                                                                  ------------
       TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                         475,032
                                                                                                  ------------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.64%
DOMESTIC BANKS
Banco Popular de Puerto Rico, (Note C)
  3.62%, Due 10/1/2002                                                                200,000          200,000
  2.26%, Due 12/16/2002                                                               300,000          300,000
Bank of America, NA, 2.08%, Due 2/19/2002                                              70,000           70,013
Branch Banking & Trust Company,
  2.11%, Due 5/15/2002                                                                 50,000           50,026
  2.03%, Due 6/24/2002                                                                 32,500           32,527
First Union National Bank,
  2.00%, Due 5/10/2002                                                                100,000          100,000
  2.00%, Due 5/14/2002                                                                150,000          150,000
  2.22%, Due 5/15/2002                                                                100,000          100,046
  2.06%, Due 12/20/2002                                                                87,000           87,189
Fleet National Bank, NA,
  2.54%, Due 1/22/2002                                                                  5,000            5,001
  2.09%, Due 3/6/2002                                                                  22,000           22,007
  2.07%, Due 3/12/2002                                                                 10,000           10,003
  2.02%, Due 6/17/2002                                                                 20,000           20,017
  2.06%, Due 6/28/2002                                                                 50,000           50,044
National City Bank,
  2.17%, Due 2/22/2002                                                                 95,000           95,019
  2.08%, Due 3/1/2002                                                                  15,000           15,002
  2.49%, Due 10/10/2002                                                                25,000           25,025
  2.10%, Due 11/13/2002                                                                43,000           43,048
                                                                                                  ------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                    1,374,967
                                                                                                  ------------
VARIABLE RATE FUNDING AGREEMENTS - 15.43%
General Electric Capital Assurance Company, (Note B)
  2.30%, Due 2/1/2002                                                                 200,000          200,000
  2.17%, Due 12/2/2002                                                                200,000          200,000
Jackson National Life Insurance Company, 2.05%, Due 8/30/2002 (Note A)                100,000          100,000
Metropolitan Life Insurance Company,  (Note B)
  2.31%, Due 7/19/2002                                                                200,000          200,000
  2.31%, Due 11/22/2002                                                               100,000          100,000
Security Life of Denver, (Note B)
  2.01%, Due 3/29/2002                                                                200,000          200,000
  2.12%, Due 5/14/2002                                                                100,000          100,000
Travelers Insurance Company, 2.07%, Due 9/11/2002 (Note B)                            175,000          175,000
                                                                                                  ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                        1,275,000
                                                                                                  ------------

                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                     PAR
                                                                                    AMOUNT            VALUE
                                                                                 ------------     ------------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES D AND E) - 13.15%
Kittyhawk Funding,
  2.42%, Due 3/20/2002                                                           $    150,000     $    149,214
  1.88%, Due 6/3/2002                                                                  91,110           90,382
Scaldis Capital, LLC,
  2.48%, Due 3/1/2002                                                                  68,025           67,749
  2.27%, Due 3/20/2002                                                                 30,349           30,199
  2.47%, Due 3/22/2002                                                                 22,277           22,155
  2.47%, Due 3/27/2002                                                                 60,709           60,355
  2.47%, Due 3/28/2002                                                                 30,288           30,109
  2.25%, Due 4/5/2002                                                                  49,998           49,704
  2.27%, Due 4/5/2002                                                                  15,163           15,073
  2.27%, Due 4/12/2002                                                                 74,386           73,912
Sigma Financial, Incorporated,
  3.56%, Due 3/28/2002                                                                 55,000           54,532
  3.52%, Due 4/3/2002                                                                  30,000           29,730
  3.52%, Due 4/15/2002                                                                 76,000           75,227
  3.52%, Due 4/29/2002                                                                 86,000           85,008
Stellar Funding Group, Incorporated,
  2.17%, Due 1/18/2002                                                                  8,620            8,611
  2.15%, Due 1/29/2002                                                                 19,703           19,670
  2.16%, Due 1/31/2002                                                                  5,027            5,018
  2.50%, Due 2/28/2002                                                                  7,079            7,050
  2.50%, Due 3/1/2002                                                                  11,820           11,772
  2.47%, Due 3/5/2002                                                                   8,199            8,164
  2.31%, Due 3/6/2002                                                                  30,000           29,877
  2.47%, Due 3/11/2002                                                                  3,198            3,183
  2.47%, Due 3/15/2002                                                                 11,449           11,392
  2.47%, Due 3/19/2002                                                                 10,143           10,089
  2.47%, Due 3/28/2002                                                                  6,076            6,040
  2.48%, Due 4/1/2002                                                                  12,735           12,656
  2.47%, Due 6/24/2002                                                                 39,063           38,597
  2.47%, Due 6/25/2002                                                                 58,231           57,532
Tulip Funding Corporation, 4.07%, Due 1/18/2002                                        23,884           23,838
                                                                                                  ------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                           1,086,838
                                                                                                  ------------
COMMERCIAL PAPER, (NOTE E) - 24.42%
Spintab-Swedmortgage AB, 1.86%, Due 4/10/2002                                          85,000           84,565
Bank of Scotland Treasury,
  2.24%, Due 4/5/2002                                                                  50,000           49,708
  2.24%, Due 4/8/2002                                                                  72,000           71,566
  2.20%, Due 4/23/2002                                                                100,000           99,316
Credit Suisse First Boston, 144A (Note D), 2.22%, Due 4/22/2002                        80,000           79,452
Danske Corporation,
  2.46%, Due 3/11/2002                                                                 70,000           69,670
  2.26%, Due 4/9/2002                                                                 100,000           99,386
  1.88%, Due 5/16/2002                                                                 50,280           49,926
  1.88%, Due 5/31/2002                                                                200,000          198,433
Dresdner Bank, AG, 2.23%, Due 4/4/2002                                                200,000          198,848

                             See accompanying notes
                                       13

--------------------------------------------------------------------------------
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                     PAR
                                                                                    AMOUNT           VALUE
                                                                                 ------------     ------------
General Electric Capital Corporation,
  2.35%, Due 1/31/2002                                                           $     50,000     $     49,902
  3.56%, Due 3/27/2002                                                                200,000          198,319
  3.56%, Due 3/28/2002                                                                200,000          198,299
  2.23%, Due 4/16/2002                                                                200,000          198,699
San Paolo US Financial Company,
  1.89%, Due 4/30/2002                                                                 50,000           49,688
  1.87%, Due 5/30/2002                                                                 75,000           74,420
  1.90%, Due 6/3/2002                                                                  50,000           49,596
Wells Fargo Financial Company, 1.96%, Due 4/29/2002                                   100,000           99,358
Westdeutsche Landesbank, 1.90%, Due 4/8/2002                                          100,000           99,488
                                                                                                  ------------
       TOTAL COMMERCIAL PAPER                                                                        2,018,639
                                                                                                  ------------
VARIABLE RATE MEDIUM-TERM NOTES - 18.11%
American Honda Finance Corporation, 144A, (Note D)
  2.03%, Due 5/14/2002                                                                100,000           99,996
  2.10%, Due 5/17/2002                                                                125,000          124,998
  2.02%, Due 6/10/2002                                                                 50,000           49,998
  1.93%, Due 6/12/2002                                                                100,000          100,000
  2.16%, Due 8/27/2002                                                                 75,000           75,000
  2.15%, Due 11/20/2002                                                               100,000          100,000
Associates Corporation,
  2.23%, Due 2/22/2002                                                                 86,000           86,016
  2.33%, Due 5/1/2002                                                                  20,000           20,009
  2.22%, Due 5/17/2002                                                                 12,000           12,007
Bank of America Corporation, 2.38%, Due 4/30/2002                                      45,000           45,028
Chase Manhattan Corporation,
  2.68%, Due 1/3/2002                                                                  17,000           17,000
  2.21%, Due 2/22/2002                                                                 30,000           30,006
  2.41%, Due 1/30/2003                                                                 20,000           20,040
Credit Suisse First Boston, 144A (Note D) , 2.11%, Due 12/11/2002                      25,000           25,055
First Security Bank, 2.54%, Due 10/10/2002                                             34,000           34,039
Goldman Sachs Group, LP,
  2.61%, Due 1/14/2002                                                                 15,000           15,001
  2.60%, Due 1/14/2002                                                                 23,000           23,001
  2.55%, Due 1/23/2002                                                                 10,000           10,001
Merrill Lynch & Company,
  2.45%, Due 1/7/2002                                                                  70,000           70,000
  2.45%, Due 2/4/2002                                                                 125,000          124,999
  2.50%, Due 7/24/2002                                                                 15,000           15,018
Morgan Stanley Dean Witter Company,
  2.44%, Due 1/28/2002                                                                176,300          176,325
  2.63%, Due 1/16/2003                                                                 19,800           19,849
Salomon Smith Barney Holdings,
  2.50%, Due 1/24/2002                                                                 30,000           30,003
  2.10%, Due 9/11/2002                                                                 20,000           20,017
Wachovia Bank, 2.07%, Due 5/23/2002                                                    15,000           15,003
Wells Fargo & Company,
  2.43%, Due 4/26/2002                                                                122,975          123,031
  2.27%, Due 10/30/2002                                                                15,000           15,018
                                                                                                  ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                         1,496,458
                                                                                                  ------------


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                 PAR
                                                                AMOUNT             VALUE
                                                            -------------      -------------
OTHER SHORT-TERM INVESTMENTS - 6.66%                           SHARES
                                                            -------------
AIM Liquid Assets                                                 915,587      $         916
Deutsche Cash Reserve Fund                                    150,000,000            150,000
Federated Money Market Obligations Trust                      200,000,000            200,000
One Group Money Market Institutional Shares                   199,878,552            199,879
                                                                               -------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                            550,795
                                                                               -------------
TOTAL INVESTMENTS - 100.16% (COST $8,277,729)                                      8,277,729
                                                                               -------------
LIABILITIES, NET OF OTHER ASSETS - (0.16%)                                           (12,822)
                                                                               -------------
TOTAL NET ASSETS - 100%                                                        $   8,264,907
                                                                               =============


Based on the cost of investments of $8,277,729 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,741,337 or 21.07% of net assets.

(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:
AB - Company
AG - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                                     PAR
                                                                                    AMOUNT            VALUE
                                                                                 ------------     ------------
REPURCHASE AGREEMENTS (NOTE A) - 30.13%
Credit Suisse First Boston Corporation, 1.82%, Due 1/2/2002,
  to be repurchased at $89,150                                                   $     89,141     $     89,141
                                                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS                                                                        89,141
                                                                                                  ------------

U.S. GOVERNMENT AGENCY INSTRUMENTS (NOTE B) - 60.91%
Federal Farm Credit Bank,
  Discount Note, 4.26%, Due 2/22/2002                                                   5,000            4,969
Federal Home Loan Bank,
  Discount Note, 1.84%, Due 3/18/2002                                                   3,000            2,988
  Discount Note, 2.13%, Due 4/15/2002                                                   4,000            3,975
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.80%, Due 1/9/2002                                                   25,000           24,990
  Discount Note, 2.02%, Due 1/17/2002                                                   7,500            7,493
  Discount Note, 2.00%, Due 2/7/2002                                                   10,000            9,979
  Discount Note, 2.20%, Due 2/15/2002                                                   2,843            2,835
  Discount Note, 3.82%, Due 2/20/2002                                                   5,000            4,974
  Discount Note, 2.03%, Due 2/21/2002                                                  14,800           14,757
  Discount Note, 2.18%, Due 3/8/2002                                                    3,976            3,960
  Discount Note, 3.47%, Due 3/15/2002                                                   5,000            4,965
  Discount Note, 3.56%, Due 3/15/2002                                                   5,000            4,964
  Discount Note, 3.61%, Due 3/15/2002                                                   5,000            4,963
  Discount Note, 2.00%, Due 3/27/2002                                                   2,800            2,787
  Discount Note, 1.82%, Due 4/19/2002                                                   6,305            6,271
  Discount Note, 3.47%, Due 4/19/2002                                                   5,000            4,948
  Discount Note, 3.33%, Due 4/25/2002                                                   4,100            4,057
  Discount Note, 2.23%, Due 5/17/2002                                                   1,213            1,203
  Discount Note, 1.84%, Due 5/23/2002                                                   3,700            3,673
  Discount Note, 1.85%, Due 5/23/2002                                                   1,369            1,359
  Discount Note, 2.40%, Due 6/26/2002                                                  10,000            9,883
Federal National Mortgage Association,
  Discount Note, 3.82%, Due 1/11/2002                                                   2,000            1,998
  Discount Note, 3.20%, Due 2/14/2002                                                   5,000            4,980
  Discount Note, 2.00%, Due 2/21/2002                                                   4,750            4,737
  Discount Note, 3.87%, Due 2/22/2002                                                   1,270            1,263
  Discount Note, 4.23%, Due 2/22/2002                                                     730              726
  Discount Note, 4.05%, Due 3/8/2002                                                    5,000            4,963
  Discount Note, 3.57%, Due 3/22/2002                                                   3,000            2,976
  Discount Note, 3.62%, Due 3/22/2002                                                   4,700            4,662
  Discount Note, 1.85%, Due 3/28/2002                                                   1,250            1,245
  Discount Note, 2.02%, Due 4/4/2002                                                    3,033            3,017
  Discount Note, 1.82%, Due 4/11/2002                                                   3,021            3,006
  Discount Note, 2.02%, Due 4/11/2002                                                   7,625            7,582
  Discount Note, 1.82%, Due 5/3/2002                                                    3,220            3,200
  Discount Note, 1.84%, Due 6/6/2002                                                    3,898            3,867
  Discount Note, 2.65%, Due 7/26/2002                                                   2,000            1,970
                                                                                                  ------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                                          180,185
                                                                                                  ------------


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS December 31, 2001
--------------------------------------------------------------------------------
 in thousands, except share amounts


                                                                                     PAR
                                                                                    AMOUNT            VALUE
                                                                                 ------------      ------------

SHORT-TERM INVESTMENTS - 8.96%                                                      Shares
                                                                                 ------------
AIM Government Money Market Fund                                                   13,001,000      $     13,001
Fidelity Institutional Money Market Fund                                           13,500,000            13,500
One Group Institutional Money Market Fund                                               1,000                 1
                                                                                                   ------------
     TOTAL SHORT-TERM INVESTMENTS                                                                        26,502
                                                                                                   ------------


TOTAL INVESTMENTS - 100% (COST $295,828)                                                                295,828
                                                                                                   ------------

LIABILITIES, NET OF OTHER ASSETS - 0%                                                                        (6)
                                                                                                   ------------

TOTAL NET ASSETS - 100%                                                                            $    295,822
                                                                                                   ============

Based on the cost of investments of $295,828 for federal income tax purposes at December 31, 2001, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at the Chase Manhattan Bank and Trust by Financing Corporation, 0.00% - 10.70%, Due 11/11/2007 - 10/6/2017; Federal Home Loan
Mortgage Corporation, 6.70%, Due 2/7/2011 and 7.30%, Due 12/8/2014;
Tennessee Valley Authority, 0.00% - 7.125%, Due 1/15/2017 - 5/1/2030 - Market Value - $90,926,198.31.

(B) Rates represent discount rate.

                             See accompanying notes
                                       17

--------------------------------------------------------------------------------
AMR Investment Services Trust Portfolios


STATEMENTS OF ASSETS AND LIABILITIES December 31, 2001
--------------------------------------------------------------------------------
in thousands



                                                                                                U.S. GOVERNMENT
                                                                                 MONEY MARKET     MONEY MARKET
                                                                                 ------------   ---------------
ASSETS:
       Investments in securities at value
         (cost - $8,277,729 and $206,687, respectively) ....................     $  8,277,729     $    206,687
       Repurchase agreements (cost - $0 and $89,141, respectively) .........               --           89,141
       Dividends and interest receivable ...................................           23,601               30
                                                                                 ------------     ------------
TOTAL ASSETS ...............................................................        8,301,330          295,858
                                                                                 ------------     ------------
LIABILITIES:
       Payable for investments purchased ...................................           35,202               --
       Management and investment advisory fees payable (Note 2) ............            1,068               29
       Other liabilities ...................................................              153                7
                                                                                 ------------     ------------
TOTAL LIABILITIES ..........................................................           36,423               36
                                                                                 ------------     ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ...................     $  8,264,907     $    295,822
                                                                                 ============     ============


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services Trust Portfolios


STATEMENTS OF OPERATIONS Year Ended December 31, 2001
--------------------------------------------------------------------------------
in thousands



                                                                                                 U.S. GOVERNMENT
                                                                                 MONEY MARKET     MONEY MARKET
                                                                                 ------------    ---------------
INVESTMENT INCOME:
       Interest income .....................................................     $    404,114     $     10,308
                                                                                 ------------     ------------
             TOTAL INVESTMENT INCOME .......................................          404,114           10,308
                                                                                 ------------     ------------
EXPENSES:
       Management and investment advisory fees (Note 2) ....................            9,977              251
       Custodian fees ......................................................              301               29
       Professional fees ...................................................              106                3
       Other expenses ......................................................              264                1
                                                                                 ------------     ------------
             TOTAL EXPENSES ................................................           10,648              284
                                                                                 ------------     ------------
NET INVESTMENT INCOME ......................................................          393,466           10,024
                                                                                 ------------     ------------
REALIZED GAIN ON INVESTMENTS:
       Net realized gain on investments ....................................            1,556               66
                                                                                 ------------     ------------
              NET GAIN ON INVESTMENTS ......................................            1,556               66
                                                                                 ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................     $    395,022     $     10,090
                                                                                 ============     ============


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services Trust Portfolios


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands

                                                                            MONEY MARKET              U.S. GOVERNMENT MONEY MARKET
                                                                   -----------------------------     -----------------------------
                                                                       YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                   -----------------------------     -----------------------------
                                                                       2001            2000              2001              2000
                                                                   ------------     ------------     ------------     ------------

INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income ....................................    $    393,466     $    278,877     $     10,024     $     11,646
     Net realized gain on investments .........................           1,556              144               66                2
                                                                   ------------     ------------     ------------     ------------
          TOTAL INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS ...................................         395,022          279,021           10,090           11,648
                                                                   ------------     ------------     ------------     ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions ............................................      72,574,660       35,867,580        1,074,932          557,404
     Withdrawals ..............................................     (69,694,620)     (34,808,427)      (1,001,453)        (562,038)
                                                                   ------------     ------------     ------------     ------------
          NET INCREASE IN NET ASSETS RESULTING FROM
            TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...       2,880,040        1,059,153           73,479           (4,634)
                                                                   ------------     ------------     ------------     ------------
NET INCREASE IN NET ASSETS ....................................       3,275,062        1,338,174           83,569            7,014
                                                                   ------------     ------------     ------------     ------------
NET ASSETS:
     Beginning of period ......................................       4,989,845        3,651,671          212,253          205,239
                                                                   ------------     ------------     ------------     ------------
     END OF PERIOD ............................................    $  8,264,907     $  4,989,845     $    295,822     $    212,253
                                                                   ============     ============     ============     ============


                             See accompanying notes
                                       20

--------------------------------------------------------------------------------
AMR Investment Services Trust Portfolios


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.


                                                                        MONEY MARKET
                                       -------------------------------------------------------------------------------------
                                                                    TWO MONTHS
                                         YEAR ENDED DECEMBER 31,       ENDED               YEAR ENDED OCTOBER 31,
                                       -------------------------    DECEMBER 31,    ----------------------------------------
                                          2001           2000           1999           1999           1998           1997
                                       ----------     ----------    ------------    ----------     ----------     ----------

TOTAL RETURN: .....................          4.30%           N/A            N/A            N/A            N/A            N/A
RATIOS TO AVERAGE NET ASSETS:
   Expenses .......................          0.11%          0.11%          0.11%          0.11%          0.16%          0.16%
   Net investment income ..........          3.95%          6.40%          5.77%          5.11%          5.56%          5.52%


                             See accompanying notes

--------------------------------------------------------------------------------
AMR Investment Services Trust Portfolios


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following ratios have been derived from information provided in the financial statements.


                                                               U.S. GOVERNMENT MONEY MARKET
                                          ------------------------------------------------------------------------------------
                                                                      TWO MONTHS
                                           YEAR ENDED DECEMBER 31,       ENDED                 YEAR ENDED OCTOBER 31,
                                          ------------------------    DECEMBER 31,    ----------------------------------------
                                            2001           2000           1999           1999           1998           1997
                                          ----------    ----------    ------------    ----------     ----------     ----------


TOTAL RETURN: .....................          4.24%           N/A            N/A            N/A            N/A            N/A
RATIOS TO AVERAGE NET ASSETS:
    Expenses ......................          0.11%          0.13%          0.12%          0.12%          0.17%          0.19%
    Net investment income .........          3.99%          6.27%          5.67%          4.89%          5.45%          5.32%

                            See accompanying notes
                                       22

--------------------------------------------------------------------------------
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS December 31, 2001
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation

Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free

--------------------------------------------------------------------------------
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS December 31, 2001 (continued)
--------------------------------------------------------------------------------


unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended. For the year ended December 31, 2001, the cost of air transportation was not material to any of the Portfolios.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR INVESTMENT SERVICES TRUST (Unaudited)
--------------------------------------------------------------------------------

The Trustees and officers of the Trust and AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-231-4252.


                                    POSITION, TERM OF
                                    OFFICE AND LENGTH
                                   OF TIME SERVED WITH
NAME, AGE AND ADDRESS                   THE TRUSTS            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------              -------------------        ---------------------------------------------------------------------
INTERESTED TRUSTEE
                                           Term
                                           ----
                                    Lifetime of Trust
                                      until removal,
                                      resignation or
                                       retirement*

William F. Quinn** (54)             Trustee since 1987        President, AMR Investment Services, Inc. (1986-Present); Chairman,
                                   and President since        American Airlines Employees Federal Credit Union (1989-Present);
                                           1986               Director, Crescent Real Estate Equities, Inc. (1994-Present);
                                                              Member, Southern Methodist University Cox School of Business
                                                              Advisory Board (1999-Present); Director, Southern Methodist
                                                              University Endowment Fund Advisory Board (1996-Present); Member, New
                                                              York Stock Exchange Pension Manager's Advisory Committee (1997-1998,
                                                              2000-Present); Trustee, American AAdvantage Funds (1987-Present);
                                                              Trustee, American AAdvantage Mileage Funds (1995-Present).

NON-INTERESTED TRUSTEES
                                           Term
                                           ----
                                    Lifetime of Trust
                                      until removal,
                                      resignation or
                                       retirement*

Alan D. Feld (65)                  Trustee since 1996         Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                                           (1960-Present); Director, Clear Channel Communications
Suite 4100                                                    (1984-Present); Trustee, CenterPoint Properties (1994-Present);
Dallas, Texas 75201                                           Trustee, American AAdvantage Funds (1996-Present); Trustee, American
                                                              AAdvantage AAdvantage Mileage Funds (1996-Present).

Dee J. Kelly, Jr. (41)             Trustee since 2001         Partner, Kelly, Hart & Hallman (law firm) (1985-Present); Trustee,
201 Main Street, Suite 2500                                   American AAdvantage Funds (2001-Present); Trustee, American
Fort Worth, Texas 76102                                       AAdvantage Mileage Funds (2001-Present).

Stephen D. O'Sullivan (66)         Trustee since 1987         Consultant (1994-Present); Trustee, American AAdvantage Funds
5730 East 105th Street                                        (1987-Present); Trustee, American AAdvantage Mileage Funds
Tulsa, Oklahoma  74137                                        (1995-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST AND THE AMR INVESTMENT SERVICES TRUST (Unaudited) (continued)
--------------------------------------------------------------------------------




                                    POSITION, TERM OF
                                    OFFICE AND LENGTH
                                   OF TIME SERVED WITH
NAME, AGE AND ADDRESS                   THE TRUSTS            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND CURRENT DIRECTORSHIPS
---------------------              -------------------        ---------------------------------------------------------------------

NON-INTERESTED TRUSTEES (CONT.)
R. Gerald Turner (56)              Trustee since 2001         President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.                                      ChemFirst (1986-Present); Director, J.C. Penney Company, Inc.
Southern Methodist Univ.                                      (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                           (2001-Present); Member, United Way of Dallas Board of Directors;
                                                              Member, Salvation Army of Dallas Board of Directors; Member,
                                                              Methodist Hospital Advisory Board; Member, Knight Commission on
                                                              Intercollegiate Athletics; Member, National Association of
                                                              Independent Colleges and Universities Board of Directors; Trustee,
                                                              American AAdvantage Funds (2001-Present); Trustee, American
                                                              AAdvantage Mileage Funds (2001-Present).

Kneeland Youngblood (46)           Trustee since 1996         Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court                                            (1998-Present); Trustee, The Hockaday School (1997-Present);
Suite 1740                                                    Director, Starwood Hotels and Resorts (2001-Present); Member,
Dallas, Texas 75201                                           Council on Foreign Relations (1995-Present); Director, Just For the
                                                              Kids (1995-Present); Director, L&B Realty Advisors (1998-2000);
                                                              Trustee, Teachers Retirement System of Texas (1993-1999); Director,
                                                              United States Enrichment Corporation (1993-1998), Director, Starwood
                                                              Financial Trust (1998-2001); Trustee, American AAdvantage Funds
                                                              (1996-Present); Trustee, American AAdvantage Mileage Funds
                                                              (1996-Present).

OFFICERS

                                           Term
                                           ----
                                         One Year

Nancy A. Eckl (39)                    VP since 1990           Vice President, Trust Investments, AMR Investment Services, Inc.
                                                              (1990-Present).

Michael W. Fields (48)                VP since 1989           Vice President, Fixed Income Investments, AMR Investment Services,
                                                              Inc. (1988-Present).

Barry Y. Greenberg (38)              VP and Assistant         Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                   Secretary since 1995       (1995-Present).

Rebecca L. Harris (35)             Treasurer since 1995       Vice President, Finance, AMR Investment Services, Inc.
                                                              (1995-Present).

John B. Roberson (43)                 VP since 1989           Vice President, Director of Sales, AMR Investment Services, Inc.
                                                              (1991-Present).

Robert J. Zutz (49)                Secretary since 1998       Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW
2nd Floor
Washington, D.C. 20036

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Mr. Quinn is deemed to be an "interested person" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager.

--------------------------------------------------------------------------------
American AAdvantage Select Funds


PRIVACY POLICY
(Unaudited)
--------------------------------------------------------------------------------



The American AAdvantage Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

         o information we receive from you on applications or other forms;

         o information about your transactions with us or our service providers; and

         o        information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic information, we maintain safeguards that comply with federal standards.





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